Prospectus Supplement Supplement dated January 1, 2021

Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund ■
Focused International Growth Fund ■ Global Small Cap Fund ■ International Growth Fund ■
International Opportunities Fund ■ International Value Fund
(Prospectuses dated April 1, 2020)

Global Real Estate Fund ■ Real Estate Fund ■ AC Alternatives Income Fund ■ Growth Fund ■
Heritage Fund ■ Select Fund ■ Small Cap Growth Fund ■ Sustainable Equity Fund ■ Ultra Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund ■ International Bond Fund
(Prospectuses dated March 1, 2020)

Focused Large Cap Value Fund
(Prospectus dated August 1, 2020, as revised December 10, 2020)

One Choice® In Retirement Portfolio ■ One Choice® 2025 Portfolio ■ One Choice® 2030 Portfolio ■
One Choice® 2035 Portfolio ■ One Choice® 2040 Portfolio ■ One Choice® 2045 Portfolio ■ One Choice® 2050 Portfolio ■ One Choice® 2055 Portfolio ■ One Choice® 2060 Portfolio ■ One Choice® 2065 Portfolio ■ Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund ■ Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2020)

Short Duration Fund
(Prospectus dated November 3, 2020)

Disciplined Growth Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Disciplined Core Value Fund ■
Small Company Fund
(Prospectuses dated November 1, 2020)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2020)

Ginnie Mae Fund ■ Government Bond Fund ■ Inflation-Adjusted Bond Fund ■ Short-Term Government Fund ■ AC Alternatives Market Neutral Value Fund ■ Equity Income Fund ■ Mid Cap Value Fund ■
Small Cap Value Fund ■ Value Fund ■ Core Plus Fund ■ Diversified Bond Fund ■ High Income Fund ■ High-Yield Fund ■ Prime Money Market Fund ■ Short Duration Inflation Protection Bond Fund ■
Short Duration Strategic Income Fund ■ Strategic Income Fund ■ U.S. Government Money Market Fund
(Prospectuses dated August 1, 2020)

Effective January 15, 2021, the following replaces the fifth bullet point under Sales Charge Reductions and Waivers Available through Ameriprise Financial in Appendix A in the prospectus.

•Shares exchanged from C Class shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of C Class shares for load waived shares, that waiver will also apply to such exchanges.

American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-96850 2101